Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Stock option, restricted stock unit and employee stock purchase plan transactions
Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2011
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	224,383,737	27,967,317	252,351,054
Shares to be issued upon exercise of outstanding options and RSUs	(136,755,907)	(580,095)	(137,336,002)
Available for future grants	87,627,830	27,387,222	115,015,052
Total stock-based compensation expense recognized was as follows:

	2011	2010	2009
Stock-based compensation expense recognized in:
Cost of revenue (COR)	$40	$36	$35
Research and development (R&D)	58	53	54
Selling, general and administrative (SG&A)	121	101	97
Acquisition charges	50	—	—
Total	$269	$190	$186
Employee stock purchase plan transactions during 2011 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2010	487,871	$27.83
Granted	2,200,718	26.04
Exercised	(2,108,494)	26.66
Outstanding grants, December 31, 2011	580,095	$25.29
Summarized information as of December 31, 2011, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	112,230,358	82,234,319
Weighted average remaining contractual life (in years)	4.5	3.2
Weighted average exercise price per share	$26.03	$25.97
Intrinsic value (millions of dollars)	$539	$370
(a) Includes effects of expected forfeitures of approximately 1 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $543 million.
We estimate the fair values for non-qualified stock options under long-term incentive and director compensation plans using the Black-Scholes option-pricing model with the following weighted average assumptions (these assumptions exclude options assumed in connection with the National acquisition):

	2011	2010	2009
Weighted average grant date fair value, per share	$10.37	$6.61	$5.43
Weighted average assumptions used:
Expected volatility	30%	32%	48%
Expected lives (in years)	6.9	6.4	5.9
Risk-free interest rates	2.61%	2.83%	2.63%
Expected dividend yields	1.51%	2.08%	2.94%
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2011, including stock options and RSUs assumed in connection with the National acquisition, were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant-Date Fair Value per Share
Outstanding grants, December 31, 2010	150,135,013	$27.70	18,567,365	$23.06
Granted	10,310,816	34.55	5,879,409	33.20
Assumed in National acquisition	1,316,283	15.75	4,884,774	27.22
Vested RSUs	—	—	(5,359,066)	28.96
Expired and forfeited	(22,906,524)	42.59	(613,636)	24.43
Exercised	(25,582,194)	24.91	—	—
Outstanding grants, December 31, 2011	113,273,394	$25.79	23,358,846	$25.09

Schedule of share-based compensation, Shares outstanding under stock option plans, by exercise price range
Summarized information about stock options outstanding at December 31, 2011, including options assumed in connection with the National acquisition, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$.26 to 10.00	13,813	1.1	$6.64	13,813	$6.64
10.01 to 20.00	26,219,258	3.8	15.66	18,859,398	15.91
20.01 to 30.00	44,961,810	5.1	24.98	31,390,099	25.38
30.01 to 38.40	42,078,513	4.3	32.99	31,971,009	32.49
$.26 to 38.40	113,273,394	4.5	$25.79	82,234,319	$25.97